UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 96.73%
Corporate-Backed Revenue Bonds – 3.36%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,550,978
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,673,858
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,596,035
		4,820,871
Education Revenue Bonds – 8.80%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	461,840
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	699,972
Series 6-J1 5.00% 5/1/36	1,000,000	926,790
(Bethel University) Refunding Series 6-R 5.50% 5/1/37	1,500,000	1,378,920
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	933,270
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	794,186
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	915,630
5.00% 10/1/22	1,000,000	1,065,090
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,587,450
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,061,650
University of Minnesota Special Purpose Revenue (Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,780,950
		12,605,748
Electric Revenue Bonds – 6.11%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,041,180
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34	2,750,000	2,779,232
Northern Municipal Power Agency Electric System Revenue Series A
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,123,540
Refunding 5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,351,044
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,116,040
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,348,230
		8,759,266
Health Care Revenue Bonds – 26.79%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	649,810
Apple Valley Economic Development Authority Health Care Revenue
(Augustanna Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	885,280
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,236,060
Refunding 5.00% 9/1/20	1,150,000	1,160,408
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,022,820
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	475,970
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,095,534
5.00% 4/1/31	1,965,000	1,767,183
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	797,640
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,677,693
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,230,932
5.25% 5/1/37	1,000,000	940,550
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,148,539
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	276,995
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	950,750
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	543,065
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	888,920
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	457,325
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	901,780

Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	356,072
6.00% 4/1/41	1,250,000	1,075,188
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	915,860
St. Cloud Minnesota Health Care Revenue (Centracare Health System Project) 5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,529,190
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicolllet Health Services)
Series C 5.50% 7/1/23	1,000,000	1,048,740
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	890,240
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	1,975,810
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	960,330
6.00% 11/15/30	1,000,000	909,210
Series A 5.70% 11/1/15	705,000	699,734
Series B 5.85% 11/1/17	250,000	245,798
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	797,280
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,001,900
5.00% 6/1/35	1,000,000	922,870
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,613,775
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,333,455
		38,382,706
Housing Revenue Bonds – 13.04%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	300,222
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	772,650
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,600,000	1,323,472
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	2,099,783
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,265,000	1,265,051
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD Section 8)	590,000	591,263
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	858,572	836,661
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	582,836
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,136,256
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	950,610
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,058,449
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,441,095
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,329,649
(Single Family Mortgage)
Series E 6.25% 1/1/23 (AMT)	5,000	5,006
Series J 5.90% 7/1/28 (AMT)	490,000	490,279
Series M 5.875% 1/1/17	10,000	10,015
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue
(Sterling Heights Apartments Project) 7.55% 4/1/39 (AMT)	530,000	447,665
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	759,683
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	586,433
@Washington County Housing & Redevelopment Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	810,000	693,352
		18,680,430
Lease Revenue Bonds – 1.01%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	410,000	410,180
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,034,410
		1,444,590
Local General Obligation Bonds – 11.59%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,028,650
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	1,000,000	1,062,300
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,216,815
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (NATL-RE)	1,055,000	1,114,871
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	1,000,000	1,041,110
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	555,580
Series C 5.00% 3/1/28	1,000,000	1,073,940

Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,550,655
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	766,350
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,517,775
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,596,495
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)	610,000	633,204
5.00% 12/1/21
5.125% 12/1/24	205,000	211,701
5.25% 12/1/26	1,540,000	1,592,622
White Bear Lake Independent School District #624 (Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington & Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,650,886
		16,612,954
§Pre-Refunded Bonds – 9.26%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,114,340
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,151,700
5.25% 2/15/33-14	2,250,000	2,591,325
Minneapolis Community Development Agency Supported Development Revenue
(Limited Tax Common Bond Fund) Series G-3 5.45% 12/1/31-11	1,000,000	1,090,630
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,283,800
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,253,060
Minnesota Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	513,345
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31-12	1,000,000	1,125,260
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,152,870
		13,276,330
Special Tax Revenue Bonds – 7.82%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,106,250
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,689,854
5.00% 12/15/24	1,000,000	1,098,890
Minneapolis Supported Development Revenue (Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28	1,170,000	1,089,750
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	514,340
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	432,210
Minnesota 911 Revenue (Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,086,650
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	713,832
Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.75% 8/1/37	930,000	943,690
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,525,440
Virgin Islands Public Finance Authority Revenue (Senior Lien - Matching Fund Loan Note) Series A 5.25% 10/1/24	1,000,000	1,010,120
		11,211,026
State General Obligation Bonds – 3.32%
Minnesota State
5.00% 6/1/14	1,000,000	1,160,120
5.00% 8/1/21 (FSA)	1,250,000	1,379,675
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	994,490
Un-Refunded Balance 5.00% 7/1/34	185,000	164,844
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,053,090
		4,752,219
Transportation Revenue Bond – 1.41%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,017,540
		2,017,540
Water & Sewer Revenue Bonds – 4.22%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,354,700
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,121,470
Series D 5.00% 3/1/14	1,000,000	1,154,640
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,410,149
		6,040,959
Total Municipal Bonds (cost $138,944,031)		138,604,639

	Number of
	Shares
Short-Term Investments – 1.92%
Money Market Instrument – 0.49%
Federated Minnesota Municipal Cash Trust	711,701	711,701
		711,701
	Principal
	Amount
•Variable Rate Demand Notes – 1.43%
Minneapolis Health Care System Revenue (Fairview Health Services) Series E
0.19% 11/15/47 (LOC – Wells Fargo Bank)	$1,145,000	1,145,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)
(LOC – JP Morgan Chase Bank) Series B-2 0.19% 11/15/35	500,000	500,000
University of Minnesota Series C 0.27% 12/1/36 (SPA – JP Morgan Chase Bank)	400,000	400,000
		2,045,000
Total Short-Term Investments (cost $2,756,701)		2,756,701

Total Value of Securities – 98.65%
(cost $141,700,732)		141,361,340
Receivables and Other Assets Net of Liabilities (See Notes) – 1.35%		1,933,126
Net Assets Applicable to 14,049,472 Shares Outstanding – 100.00%		$143,294,466

•Variable rate security. The rate shown is the rate as of November 30, 2009.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2009, the aggregate amount of illiquid securities was $4,592,604, which represented 3.21% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
SPA – Stand-by Purchase Agreement

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$141,700,732
Aggregate unrealized appreciation	4,835,410
Aggregate unrealized depreciation	(5,174,802)
Net unrealized depreciation	$(339,392)

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $1,409,732 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $57,521 expires in 2010, $243,334 expires in 2011, $684,248 expires in 2012, $96,079 expires in 2015, $198,826 expires in 2016, and $129,724 expires in 2017.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of November 30, 2009:

	Level 1	Level 2	Total
Municipal Bonds	$-	$140,649,639	$140,649,639
Short-Term	711,701	-	711,701
Total	$711,701	$140,649,639	$141,361,340

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 14% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 96.49%
Corporate Revenue Bonds – 25.01%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement - U.S. Steel Corp. Project) 6.875% 5/1/30	$1,000,000	$1,016,870
•Beaver County, Pennsylvania Industrial Development Authority Pollution Control Revenue
(Firstenergy General Corp. Project) Series C 7.125% 6/1/28 (AMT)	1,000,000	1,050,820
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	190,000	185,204
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	456,930
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 6.50% 6/1/47	1,000,000	783,230
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	684,255
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co.
Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,657,788
Golden State, California Tobacco Securitization Settlement Revenue Refunding
Asset-Backed Senior Series A-1 5.75% 6/1/47	2,000,000	1,445,760
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,008,240
Hawaii State Department Budget & Finance Special Purpose Revenue (Hawaiian Electric
Co. Subsidiary) 6.50% 7/1/39	970,000	1,035,504
Michigan Tobacco Settlement Finance Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	424,059
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	894,789
M-S-R Energy Authority, California Gas Revenue Series C 6.50% 11/1/39	1,000,000	1,039,140
Nassau County, New York Tobacco Settlement Asset-Backed Series A-3 5.125% 6/1/46	525,000	414,477
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Inc. Project) 6.40% 9/15/23 (AMT)	1,000,000	872,160
New York City, New York Industrial Development Agency Special Facilities Revenue
•(American Airlines JFK - International Airport) 7.75% 8/1/31 (AMT)	1,000,000	941,120
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	722,430
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,000,000	1,071,090
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	984,980
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	419,800
Salt Verde Financial Corporation, Arizona Senior Gas Revenue 5.00% 12/1/37	1,000,000	814,290
St. John Baptist Parish, Louisiana Revenue (Marathon Oil Corp.) Series A 5.125% 6/1/37	1,000,000	877,990
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	431,200
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	903,960
Tobacco Settlement Financing Corporation, Virginia Senior Series B-1 5.00% 6/1/47	1,000,000	673,460
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	855,870
		21,665,416
Education Revenue Bonds – 17.36%
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	760,250
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	943,360
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,000,000	805,730
Idaho Housing & Finance Association Nonprofit Facilities Revenue (North Star Charter
School Project) Series A 9.50% 7/1/39	1,000,000	1,119,620
Indiana State Finance Authority Revenue Educational Facilities (Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,147,669
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	1,000,000	911,270
Maryland State Economic Development Corporation Student Housing Revenue
(University of Maryland College Park Projects) 5.75% 6/1/33	930,000	934,966
@Maryland State Health & Higher Educational Facilities Authority Revenue (Washington
Christian Academy Project) 5.50% 7/1/38	1,170,000	595,273
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College
Project) Series C 6.125% 10/1/29	1,000,000	916,810
Minnesota State Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	919,280

New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	742,185
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,125,980
Ohio State Higher Educational Facility Revenue (Otterbein College Project) Series A 5.50%12/1/28	950,000	1,008,853
Oregon State Facilities Authority Revenue (College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	765,850
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University
Foundation Student Housing) 6.00% 7/1/42	1,000,000	921,220
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (First Philadelphia
Charter Project) Series A 5.75% 8/15/32	745,000	660,562
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	759,990
		15,038,868
Health Care Revenue Bonds – 28.56%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana
Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	867,290
Brevard County, Florida Health Facilities Authority Health Care Facilities Revenue (Health
First Inc. Project) Series B 7.00% 4/1/39	1,000,000	1,076,500
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	900,000	1,000,683
California Municipal Finance Authority Certificates of Participation (Community Hospital Center) 5.50% 2/1/39	730,000	647,116
California Statewide Communities Development Authority Revenue (Senior Living - Southern
California) 7.25% 11/15/41	500,000	526,785
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	750,000	747,503
@Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,000,000	781,860
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	381,470
East Rochester, New York Housing Authority Revenue Refunding (Senior Living - Woodland
Village Project) 5.50% 8/1/33	500,000	401,620
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,020,810
Hawaii State Department Budget & Finance Special Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,059,950
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,119,410
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,048,510
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	966,380
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	677,411
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	838,420
New Jersey Health Care Facilities Financing Authority Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	860,000	851,770
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	887,350
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.60% 10/1/36	1,000,000	878,310
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare) Series C 5.25% 10/1/35	1,000,000	957,680
Pennsylvania Economic Development Financing Authority Health System Revenue (Evalbert
Einstein Healthcare) Series A 6.25% 10/15/23	1,000,000	1,054,150
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B 6.375% 11/15/30	500,000	508,950
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	1,255,000	1,215,015
@St. Joseph County, Indiana Industrial Economic Development Revenue (Madison Center Project) 5.50% 2/15/21	1,150,000	1,149,965
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Healtheast Project) 6.00% 11/15/30	1,000,000	909,210
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,313,099
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	864,570
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Medical
Center Project) Series A 6.00% 8/1/33	1,000,000	991,170
		24,742,957
Housing Revenue Bonds – 1.17%
North Carolina Housing Finance Agency Homeownership Revenue Series 27-A 5.55% 7/1/38 (AMT)	1,000,000	1,014,260
		1,014,260
Lease Revenue Bonds – 1.95%
Dauphin County, Pennsylvania General Authority Revenue (Riverfront Office & Parking
Project) 5.75% 1/1/10	970,000	968,303
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	724,838
		1,693,141
§Pre-Refunded Bonds – 1.90%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,136,270

Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
Project) Series 5-D 6.75% 5/1/26-10	500,000	513,345
		1,649,615
Special Tax Bonds – 12.53%
Baltimore, Maryland Convention Center Hotel Revenue Suborinated Series B 5.875% 9/1/39	1,000,000	799,520
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	763,298
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	682,480
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	665,000	265,980
Lancaster, California Redevelopment Agency Tax Allocation (Combined Redevelopment
Project Areas) 6.875% 8/1/39	500,000	528,835
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	261,180
5.00% 1/1/32
5.125% 1/1/37	870,000	454,410
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	965,000	902,526
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	168,000	172,264
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,512,126
Series A 5.75% 8/1/37	940,000	953,837
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,015,512
@Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	377,550
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at
North Village Project) Series A
5.375% 11/1/24	1,000,000	886,520
5.50% 11/1/27	500,000	432,290
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	975,000	845,042
		10,853,370
State General Obligation Bonds – 1.85%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,603,656
		1,603,656
Transportation Revenue Bonds – 6.16%
Branson, Missouri Regional Airport Transportation Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	337,340
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue First Senior Lien
Series A 5.25% 10/1/44	730,000	740,877
New York City, New York Industrial Development Agency Special Airport Facilities (Airis JFK I LLC
Project) Series A 5.50% 7/1/28 (AMT)	905,000	646,912
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo Obligated
Group Project) 6.75% 1/1/23 (AMT)	1,160,000	981,186
Onondaga County, New York Industrial Development Authority Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32 (AMT)	500,000	426,090
Sacramento County, California Airport Services Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,063,540
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,145,525
		5,341,470
Total Municipal Bonds (cost $87,260,335)		83,602,753

•Short-Term Investments – 3.46%
Variable Rate Demand Notes – 3.46%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.19% 11/15/35	500,000	500,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) Series B 0.15% 7/1/43	1,000,000	1,000,000
Philadelphia, Pennsylvania Gas Works Revenue 8th Series E 0.22% 8/1/31	1,000,000	1,000,000
Pittsburgh, Pennsylvania Water & Sewer Authority Revenue First Lien Series B2 0.20% 9/1/39	500,000	500,000
Total Short-Term Investments (cost $3,000,000)		3,000,000

Total Value of Securities – 99.95%
(cost $90,260,335)		86,602,753
Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		41,243
Net Assets Applicable to 9,506,366 Shares Outstanding – 100.00%		$86,643,996

@Illiquid security. At November 30, 2009, the aggregate amount of illiquid securities was $4,223,458, which represented 4.87% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2009.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CFDI – Community Development Financial Institutions

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$90,260,335
Aggregate unrealized appreciation	3,347,243
Aggregate unrealized depreciation	(7,004,825)
Net unrealized deprecation	$(3,657,582)

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $2,779,570 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $70,671 expires in 2010, $997,721 expires in 2011, $980,742 expires in 2012, $355,701 expires in 2015, and $374,735 expires in 2017.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of November 30, 2009:

Level 2
Municipal Bonds	$86,602,753
Total	$86,602,753

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states in which the Fund holds securities, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 2.60% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 98.20%
Corporate Revenue Bonds – 5.75%
Chula Vista Industrial Development Revenue (San Diego Gas & Electric) Series D
5.875% 1/1/34	$1,000,000	$1,080,470
Golden State Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	1,075,000	698,535
5.75% 6/1/47	1,000,000	722,880
M-S-R Energy Authority Gas Revenue Series A 6.50% 11/1/39	2,000,000	2,078,280
		4,580,165
Education Revenue Bonds – 10.27%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	999,950
Un-Refunded Balance 5.75% 11/1/30 (NATL-RE)	310,000	311,249
(Woodbury University) 5.00% 1/1/36	1,000,000	775,470
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	803,550
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	760,250
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	869,450
(Windrush School Project) 5.50% 7/1/37	1,000,000	773,930
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	943,360
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	1,000,030
University of California Revenue (Multiple Purpose Projects) Series L 5.00% 5/15/19	850,000	950,717
		8,187,956
Electric Revenue Bonds – 4.48%
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	872,851
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	192,394
Series WW 5.50% 7/1/38	400,000	394,308
Southern California Public Power Authority Revenue (Transmission Project) Series A
5.00% 7/1/22	1,000,000	1,069,410
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,043,960
		3,572,923
Health Care Revenue Bonds – 17.18%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,278,250
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,070,280
California Health Facilities Financing Authority Revenue
(Adventist Health System West) Series A 5.75% 9/1/39	1,000,000	997,070
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,041,350
Series E 5.625% 7/1/25	1,000,000	1,040,140
Series G 5.25% 7/1/23	1,000,000	1,011,720
(Children's Hospital Orange County) Series A 6.50% 11/1/38	1,000,000	1,042,220
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,032,670
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	904,500
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	1,003,860

California Municipal Finance Authority Certificates of Participation
(Community Hospital of Central California) 5.50% 2/1/39	1,000,000	886,460
California Statewide Communities Development Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,051,180
(Southern California Senior Living) 7.25% 11/15/41	500,000	526,785
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	805,820
		13,692,305
Housing Revenue Bonds – 7.42%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	975,250
Series M 5.95% 8/1/25 (AMT)	1,000,000	1,029,200
California Statewide Communities Development Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	925,510
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,032,630
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A
5.75% 5/15/37	1,000,000	939,710
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,011,990
		5,914,290
Lease Revenue Bonds – 6.73%
California State Public Works Board Lease Revenue (General Services) Series A
6.25% 4/1/34	1,000,000	1,026,190
Elsinore Valley Municipal Water District Certificates of Participation Series A
5.00% 7/1/24 (BHAC)	1,000,000	1,097,550
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
5.00% 9/1/27 (AMBAC)	1,060,000	1,068,936
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	709,926
San Diego County Certificates of Participation 5.75% 7/1/31 (NATL-RE)	1,000,000	1,017,210
^San Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	445,620
		5,365,432
Local General Obligation Bonds – 6.48%
^Anaheim School District Election 2002 4.58% 8/1/25 (NATL-RE)	1,165,000	427,974
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,063,150
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (NATL-RE)	500,000	531,980
Grossmont Union High School District Election 2004 5.00% 8/1/23 (NATL-RE)	1,000,000	1,038,750
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,018,050
Sierra Joint Community College Improvement District #2 (Western Nevada) Series A
5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,089,670
		5,169,574
§Pre-Refunded Bonds – 2.95%
California Department of Water Resources (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,623
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	68,497
Golden State Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,137,540
5.625% 6/1/33-13	1,000,000	1,141,790
		2,353,450
Resource Recovery Revenue Bond – 1.28%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,021,350
		1,021,350
Special Tax Revenue Bonds – 18.67%
California State Economic Recovery Refunding Series A 5.25% 7/1/21	1,000,000	1,058,240
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	807,798
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	789,530
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	973,370

Lammersville School District Community Facilities District #2002 (Mountain House)
5.125% 9/1/35	500,000	376,805
Lancaster Redevelopment Agency Tax Allocation Combined Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	528,835
@Modesto Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	722,220
@Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,534,880
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	266,903
Poway Unified School District Community Facilities District #1 Special Tax Refunding
5.00% 10/1/17 (FSA)	1,000,000	1,131,240
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A
5.00% 8/1/39	1,000,000	1,039,880
5.25% 8/1/27	1,000,000	1,018,910
5.75% 8/1/37	930,000	943,690
ΩCapital Appreciation 6.75% 8/1/32	2,040,000	1,519,576
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	364,390
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,810,860
		14,887,127
State General Obligation Bonds – 6.57%
California State Various Purposes 6.00% 4/1/38	515,000	525,645
Guam Government Series A 6.75% 11/15/29	1,755,000	1,798,349
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B
5.00% 12/1/15	1,000,000	1,049,960
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/15	1,750,000	1,860,810
		5,234,764
Transportation Revenue Bonds – 6.40%
Bay Area Toll Bridge Authority Revenue (San Francisco Bay Area) Series F-1 5.625% 4/1/44	2,000,000	2,113,900
Port of Oakland Revenue Series L 5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	984,700
Sacramento County Airport Services Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,063,540
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	938,620
		5,100,760
Water & Sewer Revenue Bonds – 4.02%
California Department of Water Resources Systems Revenue (Central Valley Project)
Series A
5.00% 12/1/22	1,000,000	1,098,230
5.00% 12/1/24	1,000,000	1,085,890
Un-Refunded Balance Series X 5.00% 12/1/29 (NATL-RE) (FGIC)	995,000	1,018,790
		3,202,910
Total Municipal Bonds (cost $79,505,495)		78,283,006
	Number
	of shares
Short-Term Investment – 0.53%
Money Market Instrument – 0.53%
Federated California Municipal Cash Trust	425,820	425,820
Total Short-Term Investment (cost $425,820)		425,820

Total Value of Securities – 98.73%
(cost $79,931,315)		78,708,826
Receivables and Other Assets Net of Liabilities (See Notes) – 1.27%		1,011,971
Net Assets Applicable to 7,317,883 Shares Outstanding – 100.00%		$79,720,797

^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2009, the aggregate amount of illiquid securities was $2,257,100, which represented 2.83% of the Fund’s net assets. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
BHAC – Insured by the Berkshire Hathaway Assurance Company
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association collateral
FSA – Insured by Financial Security Assurance
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$79,931,315
Aggregate unrealized appreciation	2,499,351
Aggregate unrealized depreciation	(3,721,840)
Net unrealized deprecation	$(1,222,489)

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $227,694 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $6,039 expires in 2011 and $221,655 expires in 2016.

The Fund applies the provisions, as amended to date, of Accounting Standard Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of November 30, 2009:

	Level 1	Level 2	Total
Municipal Bonds	$-	$78,283,006	$78,283,006
Short-Term	425,820	-	425,820
Total	$425,820	$78,283,006	$78,708,826

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by California municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 21% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 97.30%
Corporate Revenue Bonds – 4.81%
Meridian Economic Industrial Development Revenue (Hi-Micro Project) 5.85% 8/15/11	$660,000	$662,013
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	2,535,000	2,413,143
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,455,719
		5,530,875
Education Revenue Bonds – 10.09%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	534,140
Un-Refunded Balance Series 07 5.375% 4/1/22 (FGIC)	15,000	15,571
Series A 4.25% 4/1/32 (NATL-RE)	1,500,000	1,427,520
Series A 5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,602,795
Series A 5.00% 4/1/39	1,000,000	1,031,400
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,119,620
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,212,117
5.00% 4/1/23 (FSA)	2,115,000	2,189,215
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,213,181
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,043,970
University of Puerto Rico-Revenue Series Q 5.00% 6/1/36	250,000	213,218
		11,602,747
Electric Revenue Bonds – 1.44%
Boise-Kuna Idaho Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,069,150
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	192,394
Series WW 5.50% 7/1/38	400,000	394,308
		1,655,852
Escrowed to Maturity Bonds – 1.60%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,842,698
		1,842,698
Health Care Revenue Bonds – 4.16%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	625,531
5.45% 7/15/23	2,000,000	1,969,660
Idaho Health Facilities Authority Revenue
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,092,290
(Trinity Health Credit Group) Series B 6.125% 12/1/28	1,000,000	1,094,410
		4,781,891
Housing Revenue Bonds – 6.62%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	20,000	20,026
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	30,000	30,042
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,017
Series B 6.45% 7/1/15 (AMT)	10,000	10,015
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,021
Series E 6.35% 7/1/15 (FHA) (AMT)	20,000	20,027
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	85,000	85,111
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	815,000	791,226
Series B Class I 5.50% 7/1/38 (AMT)	1,000,000	1,029,220
Series C Class III 5.35% 1/1/25 (AMT)	250,000	252,790
Series D Class III 5.45% 7/1/23 (AMT)	840,000	858,035
Series E Class III 4.875% 1/1/26 (AMT)	145,000	141,753
Series E Class III 5.00% 1/1/28 (AMT)	895,000	871,175
Series E-1 Class III 4.85% 7/1/28 (AMT)	1,500,000	1,455,239
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,009,220

Puerto Rico Housing Finance Authority Subordinate-Capital Foundation Modernization 5.125% 12/1/27	1,000,000	1,015,490
		7,609,407
Lease Revenue Bonds – 3.84%
Boise City Certificate of Participation 5.375% 9/1/20 (NATL-RE) (FGIC) (AMT)	2,100,000	2,107,581
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	513,000
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,000,280
Series B 5.00% 9/1/21 (NATL-RE)	750,000	787,305
		4,408,166
Local General Obligation Bonds – 22.89%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,082,560
Un-Refunded Balance 5.00% 7/30/20	600,000	647,964
5.125% 7/30/19	1,005,000	1,088,586
5.50% 7/30/16	1,305,000	1,566,248
Bannock County School District #025 (Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,191,746
5.00% 8/15/16	1,100,000	1,244,375
Boise City Independent School District 5.00% 8/1/24 (FSA)	1,500,000	1,652,565
Canyon County Idaho School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,258,520
Class A 5.00% 9/15/22 (FSA)	1,725,000	1,939,193
Class A 5.00% 9/15/23 (FSA)	1,810,000	2,020,956
Idaho Bond Bank Authority Revenue Series A
5.00% 9/15/28	1,000,000	1,065,720
5.25% 9/15/26	2,000,000	2,193,920
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,244,850
Nampa, Idaho 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,615,110
Power & Cassia Counties Joint School District #381 American Falls 5.00% 8/1/17	1,155,000	1,232,893
Twin Falls County Idaho School District #413 Filer 5.25% 9/15/25	2,000,000	2,275,940
		26,321,146
§Pre-Refunded Bonds – 10.73%
Ada & Canyon Counties Joint School District #2 Meridan (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,725,086
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,101,980
5.375% 4/1/22-12 (FGIC)	985,000	1,091,144
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,109,450
Series Y 5.00% 7/1/36-16	1,250,000	1,478,188
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	1,010,000	1,084,791
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,125,260
Series NN 5.125% 7/1/29-13	105,000	119,999
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	1,000,000	1,169,120
University of Idaho Revenue (Student Fee Housing Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,334,425
		12,339,443
Special Tax Revenue Bonds – 16.62%
Boise Urban Renewal Agency Parking Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,160,000	1,165,603
Series B 6.125% 9/1/15	950,000	954,589
Bonner County Local Improvement District #93-1 6.50% 4/30/10	60,000	60,521
Coeur D'Alene Local Improvement District #6
Series 1996 6.05% 7/1/10	90,000	90,302
Series 1997 6.10% 7/1/12	40,000	40,117
Series 1998 6.10% 7/1/14	45,000	45,105
Idaho Bond Bank Authority Revenue
Series B 4.125% 9/15/36 (NATL-RE)	755,000	657,009
Series B 5.00% 9/15/30 (NATL-RE)	725,000	748,961
Series C 4.00% 9/15/29	1,320,000	1,293,389
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	824,167
Series W 5.50% 7/1/15	175,000	188,255
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	1,000,000	1,003,050
ΩCapital Appreciation Series A 6.75% 8/1/32	5,040,000	3,754,245
First Subordinate Series A
5.25% 8/1/27	3,000,000	3,056,730
5.75% 8/1/37	3,350,000	3,399,311

Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	511,240
5.25% 10/1/21	500,000	509,620
5.25% 10/1/24	800,000	808,096
		19,110,310
State General Obligation Bonds – 3.74%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,603,656
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	994,490
Un-Refunded Balance 5.125% 7/1/31	1,815,000	1,699,057
		4,297,203
Transportation Revenue Bonds – 7.90%
Idaho Housing & Finance Association Grant Revenue (Anticipated Federal Highway Trust)
4.75% 7/15/19	1,410,000	1,575,153
5.00% 7/15/24 (NATL-RE)	2,000,000	2,130,760
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,117,758
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,638,420
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Un-Refunded Balance
Series G 5.00% 7/1/33	690,000	620,317
		9,082,408
Water & Sewer Revenue Bonds – 2.86%
Idaho Bond Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,045,150
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,245,753
		3,290,903
Total Municipal Bonds (cost $107,558,787)		111,873,049
	Number of
	Shares
Short-Term Investment – 1.23%
Money Market Instrument – 1.23%
Dreyfus Cash Management Fund	1,414,283	1,414,283
Total Short-Term Investment (cost $1,414,283)		1,414,283

Total Value of Securities – 98.53%
(cost $108,973,070)		113,287,332
Receivables and Other Assets Net of Liabilities (See Notes) – 1.47%		1,687,558
Net Assets Applicable to 9,887,624 Shares Outstanding – 100.00%		$114,974,890

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
NATL-RE – Insured by the National Public Finance Guarantee Corporation
VA – Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$108,973,070
Aggregate unrealized appreciation	4,947,672
Aggregate unrealized depreciation	(633,410)
Net unrealized appreciation	$4,314,262

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $89,623 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,312 expires in 2010, $23,435 expires in 2014 and $56,876 expires in 2015.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of October 31, 2009:

	Level 1	Level 2	Total
Municipal Bonds	$-	$111,873,049	$111,873,049
Short-Term	1,414,283	-	1,414,283
Total	$1,414,283	$111,873,049	$113,287,332

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 36.06% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 97.96%
Corporate Revenue Bonds – 8.34%
Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	$650,000	$642,160
Nassau County Tobacco Settlement Refunding (Asset-Backed) Series A-3 5.125% 6/1/46	500,000	394,740
New York City Industrial Development Agency Revenue (Brooklyn Navy Yard Cogen Partners) 5.75% 10/1/36 (AMT)	450,000	340,070
•New York City Industrial Development Agency Special Facilities Revenue (American Airlines-JFK International Airport)
7.625% 8/1/25 (AMT)	250,000	234,480
7.75% 8/1/31 (AMT)	250,000	235,280
New York Energy Research & Development Authority Pollution Control Revenue Refunding
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	505,925
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)	250,000	243,033
TSASC Tobacco Settlement Refunding (Asset-Backed) Series 1 5.125% 6/1/42	250,000	198,955
		2,794,643
Education Revenue Bonds – 22.04%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	191,415
Amherst Industrial Development Agency Civic Facilities Revenue
(UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)	200,000	204,592
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	507,515
Hempstead Town Local Development Corporation Revenue (Molloy College Project) 5.75% 7/1/23	400,000	419,500
Madison County Industrial Development Agency Civic Facility Revenue
(Colgate University Project) Series A 5.00% 7/1/39 (NATL-RE)	400,000	402,752
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	528,859
(Pratt Institute) Series C 5.125% 7/1/39 (ASSURED GTY)	300,000	306,021
•Series B 5.25% 11/15/23	250,000	271,190
Un-Refunded Series B 7.50% 5/15/11	125,000	136,593
New York State Dormitory Authority Revenue Non-State Supported Debt
(Brooklyn Law School) 5.75% 7/1/33	340,000	349,051
(Cornell University) Series A
4.75% 7/1/29	100,000	105,309
5.00% 7/1/34	170,000	178,648
5.00% 7/1/39	500,000	519,864
(Ithaca College) 5.00% 7/1/16	400,000	435,700
(Mt. Sinai School Medicine) 5.125% 7/1/39	250,000	255,210
(New York University) Series A 5.25% 7/1/48	400,000	408,912
(Rockefeller University) Series A 5.00% 7/1/27	250,000	279,553
(Teachers College) 5.50% 3/1/39	250,000	258,923
(University of Rochester)
Series A 5.125% 7/1/39	500,000	495,090
ΩSeries A-2 4.375% 7/1/20	250,000	243,465
St. Lawrence County Industrial Development Agency Civic Faculty Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	556,794
Yonkers Industrial Development Agency Civic Faculty Revenue
(Sarah Lawrence) Series A 6.00% 6/1/29	325,000	325,735
		7,380,691
Electric Revenue Bonds – 3.34%
Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	350,000	374,703
Series B 5.75% 4/1/33	250,000	270,225
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	100,000	91,616
Series WW 5.00% 7/1/28	190,000	184,836
Series WW 5.50% 7/1/38	200,000	197,154
		1,118,534
Health Care Revenue Bonds – 9.70%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter's Hospital Project) Series A 5.25% 11/15/32	500,000	473,825
East Rochester Housing Authority Revenue Refunding (Senior Living-Woodland Village Project) 5.50% 8/1/33	200,000	160,648
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	373,772
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	452,943
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	225,124
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	498,555
New York Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35	225,000	227,252
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37	500,000	501,435
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	336,037
		3,249,591

Housing Revenue Bonds – 2.20%
New York City Housing Development Multifamily Housing Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	235,633
New York State Housing Finance Agency Revenue (Affordable Housing) Series A 5.25% 11/1/41	500,000	502,190
		737,823
Lease Revenue Bonds – 5.93%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	265,028
Hudson Yards Infrastructure Revenue Series A 5.00% 2/15/47	500,000	457,965
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	212,454
5.50% 6/1/21	500,000	528,590
United Nations Development Corporation Revenue Refunding Series A 5.00% 7/1/26	500,000	521,650
		1,985,687
Local General Obligation Bonds – 3.59%
New York City
Series D 5.00% 11/1/34	125,000	126,696
Subordinated Series C-1 5.00% 10/1/19	500,000	548,655
Subordinated Series I-1 5.375% 4/1/36	500,000	527,945
		1,203,296
§Pre-Refunded Bonds – 7.25%
Albany Parking Authority Revenue Series A 5.625% 7/15/25-11	280,000	306,144
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	576,215
Pre-Refunding Series B 7.50% 5/15/11-10	75,000	77,327
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y 5.50% 7/1/36-16	475,000	576,284
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	185,673
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	562,630
Series NN 5.125% 7/1/29-13	125,000	142,856
		2,427,129
Special Tax Revenue Bonds – 20.24%
Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	515,020
New York City Transitional Finance Authority Revenue (Subordinated Future Tax Secured) Series B 5.00% 11/1/18	500,000	566,169
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of National History) Series A 5.00% 7/1/44 (NATL-RE)	250,000	252,025
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	262,550
New York Dormitory Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/38	500,000	510,775
Series C 5.00% 3/15/15	250,000	287,543
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract) 5.00% 7/1/17 (FSA)	500,000	565,610
New York City Industrial Development Agency Revenue
(Yankee Stadium Project-Pilot) 5.00% 3/1/46 (FGIC)	300,000	269,151
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	553,235
New York State Urban Development Revenue Personal Income Tax Series A-1 5.00% 12/15/22	250,000	273,918
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	235,000	217,617
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	263,945
Puerto Rico Sales Tax Financing Corporation Revenue
Series A 5.25% 8/1/57	325,000	325,991
ΩCapital Appreciation-First Subordinate Series A 6.75% 8/1/32	510,000	379,894
First Subordinate Series A
•5.00% 8/1/39	500,000	519,940
5.75% 8/1/37	485,000	492,139
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	521,740
		6,777,262
State General Obligation Bonds – 3.78%
Guam Government Series A 7.00% 11/15/39	395,000	406,672
New York State Series A
5.00% 3/1/38	500,000	512,535
5.00% 2/15/39	250,000	256,855
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	89,487
		1,265,549
Transportation Revenue Bonds – 9.43%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	223,546
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	229,060
•Series B 5.00% 11/15/27	200,000	218,060
Series F 5.00% 11/15/15	150,000	168,896
New York City Industrial Development Agency Special Airport Facilities
(JFK Airis Project) Series A 5.50% 7/1/28 (AMT)	500,000	357,410
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (NATL-RE)	500,000	560,024
5.00% 1/1/15 (NATL-RE)	250,000	280,943
Onondaga County Industrial Development Authority Revenue (Subordinated Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	426,090
Port Authority New York & New Jersey (Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	256,860
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	217,490
•Subordinate Series B-1 5.00% 11/15/25	200,000	220,358
		3,158,737

Water & Sewer Revenue Bonds – 2.12%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	219,810
(Second General Resolution) Series FF-2 5.50% 6/15/40	250,000	268,633
New York State Environmental Facilities Corporation State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project) Subordinate Series B 5.00% 6/15/21	200,000	220,540
		708,983
Total Municipal Bonds (cost $31,501,856)		32,807,925

Total Value of Securities – 97.96%
(cost $31,501,856)		32,807,925
Receivables and Other Assets Net of Liabilities (See Notes) – 2.04%		681,524
Net Assets Applicable to 3,167,158 Shares Outstanding – 100.00%		$33,489,449

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2009.

Summary of abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31,2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$31,505,812
Aggregate unrealized appreciation	1,764,915
Aggregate unrealized depreciation	(462,802)
Net unrealized appreciation	$1,302,113

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $14,929 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,929 expires in 2016.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of November 30, 2009:

Level 2
Municipal Bonds	$32,807,925
Total	$32,807,925

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in New York. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 12.32% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: